Principal Funds, Inc.
Supplement dated October 2, 2017
to the Statement of Additional Information dated June 12, 2017
(as supplemented June 16, 2017 and September 15, 2017)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC (Edge Asset Management Portfolio Managers), delete the information regarding Gregory L. Tornga.

1